UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2020—November 30, 2021

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2021
Vanguard Ohio Long-Term
Tax-Exempt Fund

Contents
Your Fund’s Performance at a Glance	1
Advisor’s Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2021, Vanguard Ohio Long-Term Tax-Exempt Fund returned 2.59%. It outpaced the 1.42% return of its benchmark index, which includes state- and municipal-issued bonds across the maturity spectrum.
•	The U.S. economy continued to heal. With vaccination programs starting to be rolled out, some of the hardest-hit segments, including hospitality, leisure, and travel, began to rebound; more workers returned to the labor force; and fiscal policy remained supportive. Bond yields rose, however, with inflation proving less transitory than expected and, toward the end of the period, the Federal Reserve dialing back some of its monetary support.
•	The fund was overweight some credit-sensitive segments when the period began, in keeping with the advisor’s expectations of a continuing economic recovery and ongoing fiscal and monetary support.
•	Overall, the advisor kept the fund’s duration fairly steady during the first half of the period but shortened it in the second half. This shortening was done in anticipation that rates would rise as the economy rebounded.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	26.67%	20.65%	17.93%
Russell 2000 Index (Small-caps)	22.03	14.22	12.14
Russell 3000 Index (Broad U.S. market)	26.34	20.20	17.51
FTSE All-World ex US Index (International)	9.63	10.38	9.56
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-1.15%	5.52%	3.65%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	1.97	5.09	4.38
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.02	1.12
CPI
Consumer Price Index	6.81%	3.32%	2.86%

Advisor’s Report
For the 12 months ended November 30, 2021, Vanguard Ohio Long-Term Tax-Exempt Fund returned 2.59%. The result bested the 1.42% return of the benchmark, the Bloomberg OH Municipal Bond Index, which includes bonds across the maturity spectrum.
The fund’s 30-day SEC yield fell 13 basis points to 1.35% for the fiscal year. (A basis point is one-hundredth of a percentage point.) The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
The fund is permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, it didn’t own any such securities.
The investment environment
Shortly after the start of the fiscal year, the Food and Drug Administration gave two COVID-19 vaccines—one from Pfizer and BioNTech, the other from Moderna—emergency-use authorization. This helped lift the outlook for the economy, especially for sectors that had been hardest hit by restrictions and lockdowns.
The federal government and the Federal Reserve continued to provide extensive fiscal and monetary support. Policymakers passed fiscal stimulus packages, provided relief to workers through enhanced unemployment benefits through September 2021, kept short-term interest rates near zero, and continued to buy bonds to keep borrowing costs low for households and businesses. Those efforts

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2020	November 30, 2021
2 years	0.15%	0.24%
5 years	0.23	0.61
10 years	0.71	1.07
30 years	1.49	1.55
Source: Vanguard.

helped bring the unemployment rate down and unleash pent-up consumer demand.
The investment environment became more challenging toward the end of the period. Ongoing supply disruptions and labor shortages in some sectors began to suggest that the rise in inflation might not be as transitory as many had hoped, leading to an increase in inflation expectations. On the policy front, the Fed moved up its timeline for raising interest rates and began scaling back its bond-buying program.
During the 12 months, Treasuries and municipal bonds both saw their yields rise. However, munis outperformed Treasuries. Tax-exempt high-grade bond yields rose less, tightening up municipal-Treasury ratios. Additionally, credit spreads tightened on medium- and lower-quality municipal bonds.
Despite the many pandemic-related challenges, Ohio’s tax revenues for fiscal year 2021 came in higher than expected. In addition, state budget officials kept spending down in anticipation of the need to finance a recovery from the pandemic. The combined result was a substantial increase in liquidity.
Ohio reported a $4 billion operating surplus for fiscal 2021; this includes a $1.9 billion revenue surplus and $2.1 million in budgetary savings. As a result of this operating surplus, general revenue fund reserves rose from 3.5% of revenues to 15% of revenues. The state also has a “rainy day” budget stabilization fund equal to 10% percent of general revenues, which it maintained throughout the pandemic.
Federal government aid in the form of the American Rescue Plan Act also boosted liquidity. The state plans to use the aid it receives to finance nonrecurring economic development programs and to provide a reserve to help fund programs such as Medicaid when federal aid falls back from pandemic levels.
Ohio’s overall credit trend is improving, thanks to the state’s substantial increase in liquidity, its debt burden (which is notably low for a large industrial state), and its responsibly funded state pension plan.
Muni issuance in Ohio lightened by nearly 30% year on year after very heavy supply in 2020 while demand remained robust.
Management of the fund
With the economy continuing to recover, muni fundamentals generally holding up well or improving, interest rates remaining low, and spreads compressing, we positioned the fund with a tilt toward credit. We favored lower-quality subsectors such as hospitals over higher-quality ones such as water, sewer, and electric. Toward the end of the period, we reduced our positions in those riskier segments as valuations were becoming rich.
We also had more exposure to bonds rated A and BBB, which performed very well as a whole.

For the 12 months, AAA-rated Ohio municipal bonds returned 0.06%, as measured by the Bloomberg OH Municipal Bond Index. Their AA-rated counterparts returned 0.92%, while A-rated munis returned 2.37%. BBB-rated Ohio munis, on the lowest rung on the investment-grade credit-quality ladder, returned 5.93%.
We generally kept the fund’s duration fairly steady during the first half of the period. We shortened it in the second half, as we expected rates to rise in the wake of the intensifying economic rebound. (Duration is a measure of price sensitivity to movements in interest rates.)
Outlook
The rapid rebound in economic activity we’ve seen from COVID-19 lows is likely to give way to slower growth for major economies. In the U.S., we expect growth to slow down to 4% in 2022.
The pandemic will remain a critical factor in 2022. Macroeconomic policy, however, will likely be more crucial. The removal of policy support poses new challenges for policymakers and is a source of risk for financial markets.
The combination of higher demand caused by the lifting of pandemic restrictions and lower supply caused by global labor and input shortages has pushed consumer prices higher in much of the world. Although a return to 1970s-style stagflation is probably not in the cards, we expect inflation to remain elevated across developed markets as the forces of demand and supply take some time to balance.
Central banks will have to maintain a delicate balance between keeping inflation expectations anchored and allowing for a supportive environment for economic growth. As negative supply shocks push inflation higher, they threaten to set off a self-fulfilling cycle of ever-higher inflation—which could in turn begin to chip away at demand.
We expect the muni market to be driven largely by Fed policy and Treasury rates in the near term. Expansive fiscal support has made some issuers stronger, but it has also allowed others to merely paper over existing problems. We will aim to reflect that distinction in our positioning. As muni valuations are currently rich, we will look for opportunities to add credit exposure if and when it becomes more attractively priced.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate the muni landscape to seek attractive investment opportunities that will add to the fund’s performance.
Paul M. Malloy, CFA, Principal,
Head of Municipal Bond Group
Stephen McFee, CFA, Portfolio Manager
Vanguard Fixed Income Group
December 13, 2021

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2021
Ohio Long-Term Tax-Exempt Fund	Beginning Account Value 5/31/2021	Ending Account Value 11/30/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,007.30	$0.65
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.42	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Ohio Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2011, Through November 30, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Ohio Long-Term Tax-Exempt Fund	2.59%	5.13%	4.62%	$15,709
Bloomberg OH Municipal Bond Index	1.42	4.28	3.95	14,726
Bloomberg Municipal Bond Index	1.97	4.38	3.90	14,665
See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2021
Under 1 Year	4.3%
1 - 3 Years	1.8
3 - 5 Years	2.4
5 - 10 Years	12.3
10 - 20 Years	39.6
20 - 30 Years	32.3
Over 30 Years	7.3
The table reflects the fund’s investments, except for short-term investments and derivatives.

Ohio Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.5%)
Ohio (100.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	210
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/33	425	501
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	1,600	1,882
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	1,000	1,169
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,665	1,944
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	250	293
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	5,535	5,882
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	3.000%	11/15/40	4,250	4,424
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/41	500	591
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	2,780	2,836
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	195	204
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	4,170	4,930
	Akron OH (Akron District Energy Project) COP	4.000%	12/1/30	535	603
	Akron OH Income Tax Revenue	4.000%	12/1/28	285	332
	Akron OH Income Tax Revenue	5.000%	12/1/28	125	128
	Akron OH Income Tax Revenue	3.000%	12/1/29	1,820	2,034
	Akron OH Income Tax Revenue	4.000%	12/1/29	610	707
	Akron OH Income Tax Revenue	3.000%	12/1/30	1,870	2,095
[1]	Akron OH Income Tax Revenue	4.000%	12/1/30	2,090	2,419
[2]	Akron OH Income Tax Revenue	4.000%	12/1/30	405	480
	Akron OH Income Tax Revenue	5.000%	12/1/30	145	148
	Akron OH Income Tax Revenue	5.000%	12/1/30	1,415	1,681
	Akron OH Income Tax Revenue	3.000%	12/1/31	1,750	1,938
	Akron OH Income Tax Revenue	4.000%	12/1/31	1,500	1,732
[2]	Akron OH Income Tax Revenue	4.000%	12/1/31	370	436
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,300	1,541
	Akron OH Income Tax Revenue	3.000%	12/1/32	1,655	1,822
	Akron OH Income Tax Revenue	4.000%	12/1/32	1,315	1,516

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Akron OH Income Tax Revenue	4.000%	12/1/32	1,285	1,505
	Akron OH Income Tax Revenue	4.000%	12/1/33	120	140
[2]	Akron OH Income Tax Revenue	4.000%	12/1/33	1,325	1,550
	Akron OH Income Tax Revenue	4.000%	12/1/34	650	736
	Akron OH Income Tax Revenue	4.000%	12/1/35	625	707
	Akron OH Income Tax Revenue	4.000%	12/1/36	655	740
	Akron OH Income Tax Revenue	4.000%	12/1/40	1,350	1,518
	Akron OH Income Tax Revenue	4.000%	12/1/41	1,555	1,746
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	2,250	2,926
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	2,350	2,997
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	1,900	2,182
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,499
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	12/1/40	3,995	4,669
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/42	2,120	2,562
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	365	396
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	8,000	8,967
[3]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	8,030	8,030
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	4.000%	5/1/22	90	91
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	5,050	5,151
	Allen County Port Authority College & University Revenue	4.000%	12/1/31	1,415	1,603
	Allen County Port Authority College & University Revenue	4.000%	12/1/35	1,305	1,487
	Allen County Port Authority College & University Revenue	4.000%	12/1/40	2,160	2,431
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,875	4,247
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	8,365	9,132
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/35	180	209
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	259
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/37	300	344
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/38	375	430
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	450	515
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	7,125	7,787
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/40	250	286
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	8,410	8,492
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/44	1,200	1,361
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/46	5,805	6,735
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/29	100	117
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/41	175	202
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	8,000	10,431
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/37	1,190	1,428
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/28	110	129
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	405	469

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/30	1,250	1,453
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,525
	American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,639
	Apollo Joint Vocational School District GO	5.000%	12/1/28	705	879
	Apollo Joint Vocational School District GO	5.000%	12/1/29	1,195	1,485
	Apollo Joint Vocational School District GO	5.000%	12/1/30	365	452
	Apollo Joint Vocational School District GO	4.000%	12/1/33	1,000	1,156
	Apollo Joint Vocational School District GO	4.000%	12/1/35	1,470	1,694
	Apollo Joint Vocational School District GO	4.000%	12/1/36	1,000	1,151
	Athens City School District GO	4.000%	12/1/29	745	891
	Athens City School District GO	4.000%	12/1/30	380	454
	Athens City School District GO	4.000%	12/1/31	400	474
	Athens City School District GO	3.250%	12/1/48	2,000	2,180
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/46	1,085	1,132
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/47	1,120	1,168
[4]	Bellefontaine Finance & Development Authority Lease (Appropriation) Revenue	3.000%	12/1/49	950	1,003
[4]	Berea City School District COP	2.500%	10/1/23	250	259
[4]	Berea City School District GO	4.000%	12/1/53	1,420	1,578
	Big Walnut Local School District GO	5.000%	12/1/42	970	1,183
	Big Walnut Local School District GO	3.250%	12/1/48	2,975	3,215
	Big Walnut Local School District GO	3.500%	12/1/55	290	316
	Big Walnut Local School District GO	5.000%	12/1/55	4,275	5,165
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	125	142
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	2,110	2,573
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	2,000	2,279
	Bowling Green State University College & University Revenue	5.000%	6/1/28	300	362
	Bowling Green State University College & University Revenue	5.000%	6/1/29	435	523
	Bowling Green State University College & University Revenue	5.000%	6/1/33	1,075	1,279
	Bowling Green State University College & University Revenue	5.000%	6/1/33	600	761
	Bowling Green State University College & University Revenue	5.000%	6/1/34	550	697
	Bowling Green State University College & University Revenue	5.000%	6/1/35	735	929
	Bowling Green State University College & University Revenue	5.000%	6/1/36	435	549
	Bowling Green State University College & University Revenue	5.000%	6/1/37	700	881
	Bowling Green State University College & University Revenue	4.000%	6/1/38	500	584
	Bowling Green State University College & University Revenue	4.000%	6/1/39	800	932
	Bowling Green State University College & University Revenue	4.000%	6/1/40	1,005	1,169
	Bowling Green State University College & University Revenue	5.000%	6/1/42	8,060	9,303
	Bowling Green State University College & University Revenue	5.000%	6/1/45	3,250	3,873
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	641
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	638
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	3,600	4,579
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,600	4,565
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	3,665	4,632
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/38	1,100	1,284

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	4,310	5,013
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	8,525	8,783
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	15,780	17,839
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/55	3,470	3,982
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	675	761
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,080	3,586
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	150	180
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	240	295
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	850	1,040
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/30	1,010	1,136
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	400	485
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/31	1,075	1,207
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	250	302
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/34	1,215	1,383
Butler County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	100	114
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	1,000	1,185
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	100	118
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	135	159
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	190	223
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/35	195	229
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/36	200	234
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/37	210	246
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	215	251
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/39	230	268
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/40	235	274
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/41	245	285
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	985	1,136
Butler County Port Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	1,200	1,375
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/27	615	697
Butler County Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,485
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	380	431
Centerville OH Health, Hospital, Nursing Home Revenue	5.250%	11/1/37	1,500	1,671
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	113
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	450	522
Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,000	1,220
Chillicothe OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	100	111
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/31	500	597
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/32	400	477
Cincinnati City School District (School Improvement Project) COP	5.000%	6/15/33	400	477

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cincinnati City School District (School Improvement Project) COP	3.250%	6/15/34	565	611
	Cincinnati City School District (School Improvement Project) COP	3.375%	6/15/35	670	728
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/36	550	600
	Cincinnati City School District (School Improvement Project) COP	3.500%	6/15/37	1,000	1,089
	Cincinnati City School District (School Improvement Project) COP	3.625%	6/15/38	800	875
	Cincinnati City School District COP, Prere.	5.000%	12/15/24	2,000	2,279
	Cincinnati OH GO	4.000%	12/1/29	1,010	1,187
	Cincinnati OH GO	4.000%	12/1/30	500	587
	Cincinnati OH GO	4.000%	12/1/30	1,310	1,559
	Cincinnati OH GO	4.000%	12/1/31	1,460	1,738
	Cincinnati OH Water System Water Revenue	5.000%	12/1/34	1,580	2,136
	Cincinnati OH Water System Water Revenue	5.000%	12/1/35	1,025	1,391
	Clark Shawnee Local School District GO	4.000%	11/1/31	400	467
	Clark Shawnee Local School District GO	4.000%	11/1/32	660	770
	Clark Shawnee Local School District GO	4.000%	11/1/34	860	1,001
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/28	150	187
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/29	210	260
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/32	545	668
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/34	760	929
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	4.000%	11/15/35	925	1,094
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/36	1,000	1,220
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/37	595	725
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/38	825	1,003
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/31	530	614
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/35	775	893
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/36	500	575
	Cleveland Heights & University Heights City School District GO	4.000%	12/1/37	2,200	2,528
	Cleveland Heights & University Heights City School District GO, Prere.	4.500%	6/1/23	2,050	2,179
	Cleveland Municipal School District GO	5.000%	12/1/46	3,000	3,178
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/30	2,000	2,266
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/31	1,015	1,150
	Cleveland OH GO	3.000%	12/1/28	895	1,007
	Cleveland OH GO	3.000%	12/1/30	1,350	1,530
	Cleveland OH GO	4.000%	12/1/30	2,610	3,158
	Cleveland OH GO	3.000%	12/1/31	1,500	1,688
	Cleveland OH GO	3.000%	12/1/31	1,000	1,132
	Cleveland OH GO	4.000%	12/1/31	805	971
	Cleveland OH GO	3.000%	12/1/32	1,825	2,041
	Cleveland OH GO	4.000%	12/1/32	1,500	1,806
	Cleveland OH GO	5.000%	12/1/32	225	278
	Cleveland OH GO	3.000%	12/1/33	1,250	1,393
	Cleveland OH GO	4.000%	12/1/33	1,500	1,803
	Cleveland OH GO	3.000%	12/1/35	750	830
	Cleveland OH GO	3.000%	12/1/36	795	875
	Cleveland OH GO	3.000%	12/1/37	1,000	1,098
	Cleveland OH GO	5.000%	12/1/43	2,075	2,521
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	390	457

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	586
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	467
	Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	350
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	1,250	1,446
	Cleveland OH Income Tax Revenue	5.000%	10/1/29	230	286
	Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,510	3,116
	Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	612
	Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	611
	Cleveland OH Income Tax Revenue	3.000%	10/1/38	550	602
	Cleveland OH Income Tax Revenue	3.000%	10/1/39	500	546
	Cleveland OH Income Tax Revenue	3.000%	10/1/40	975	1,064
	Cleveland OH Income Tax Revenue	3.000%	10/1/41	1,290	1,404
	Cleveland OH Income Tax Revenue	2.000%	10/1/47	1,000	914
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/41	1,500	1,726
	Cleveland OH Water Pollution Control Water Revenue	5.000%	11/15/45	1,565	1,793
	Cleveland State University College & University Revenue	5.000%	6/1/27	205	239
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/28	680	754
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	3,020	3,341
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/39	6,010	6,600
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	4.000%	8/1/44	2,500	2,874
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/33	250	324
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/35	300	387
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/37	300	358
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/40	350	416
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/46	1,150	1,347
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	4.000%	7/1/51	1,100	1,281
[6]	Cleveland-Cuyahoga County Port Authority Tax Allocation Revenue	4.500%	12/1/55	2,500	2,661
	Columbus City School District GO	4.000%	12/1/30	750	851
	Columbus City School District GO	5.000%	12/1/31	4,010	4,747
	Columbus City School District GO	5.000%	12/1/32	2,825	3,341
	Columbus City School District GO	3.000%	12/1/33	2,520	2,783
	Columbus City School District GO	5.000%	12/1/36	2,000	2,386
	Columbus City School District GO	5.000%	12/1/42	500	590
	Columbus City School District GO	5.000%	12/1/47	1,650	1,937
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.250%	8/1/36	2,000	1,990
	Columbus OH GO	3.000%	8/15/29	820	884
	Columbus OH GO	4.000%	4/1/30	5,015	5,873
	Columbus OH GO	5.000%	4/1/30	4,685	6,021
	Columbus OH GO	4.000%	7/1/30	1,200	1,339
	Columbus OH GO	4.000%	4/1/31	2,090	2,434
	Columbus OH GO	4.000%	4/1/33	1,000	1,161
	Columbus OH GO	3.000%	8/15/34	200	214
[3]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	0.050%	12/2/21	740	740
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	150	177
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/30	335	420
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/32	700	873

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/39	1,345	1,544
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	6,810	7,135
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,000	3,127
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/27	1,000	1,133
	Cuyahoga Community College District GO	4.000%	12/1/30	1,800	2,042
	Cuyahoga Community College District GO	4.000%	12/1/32	2,300	2,600
	Cuyahoga Community College District GO	5.000%	12/1/37	570	668
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/25	2,145	2,356
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,920
	Cuyahoga County OH (Convention Hotel Project) COP	4.000%	12/1/34	1,345	1,428
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/36	1,000	1,086
	Cuyahoga County OH GO	3.000%	12/1/30	2,040	2,260
	Cuyahoga County OH GO	4.000%	12/1/34	750	903
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	200	238
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.000%	2/15/29	505	569
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	4,695	5,509
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	7,235	8,587
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/52	4,135	4,831
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	5,205	6,231
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	8,940	10,416
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	4,580	5,457
	Cuyahoga County OH Sales Tax Revenue	4.000%	12/1/36	1,000	1,088
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/29	385	429
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,113
	Cuyahoga County OH Sales Tax Revenue (Quicken Loans Arena Project)	5.000%	1/1/31	615	684
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/29	405	477
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/31	500	585
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/33	500	584
[4]	Cuyahoga Falls City School District GO	4.000%	12/1/51	5,765	6,614
	Cuyahoga Metropolitan Housing Authority Local or Guaranteed Housing Revenue	2.000%	12/1/31	1,000	1,010
	Dayton OH Water System Water Revenue	4.000%	12/1/29	265	304
	Dayton OH Water System Water Revenue	4.000%	12/1/30	200	229
	Dayton OH Water System Water Revenue	4.000%	12/1/31	280	320
	Dayton OH Water System Water Revenue	4.000%	12/1/32	300	342
	Dayton OH Water System Water Revenue	4.000%	12/1/34	970	1,100
	Delaware County OH Sales Tax Revenue	3.500%	12/1/31	2,750	2,941
	Delaware OH GO	4.000%	12/1/31	365	403
	Delhi Township OH GO	4.000%	12/1/29	150	181
	Delhi Township OH GO	4.000%	12/1/30	160	196
	Delhi Township OH GO	4.000%	12/1/31	145	180
	Delhi Township OH GO	4.000%	12/1/32	310	383
	Delhi Township OH GO	4.000%	12/1/33	400	492
	Delhi Township OH GO	4.000%	12/1/34	815	995
	Delhi Township OH GO	4.000%	12/1/35	430	521
	Delhi Township OH GO	4.000%	12/1/36	320	387
	Dublin City School District GO	4.000%	12/1/30	5,380	6,443
	Dublin OH GO	5.000%	12/1/31	500	633
	Dublin OH GO	5.000%	12/1/32	550	695

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dublin OH GO	3.000%	12/1/35	1,135	1,265
	Dublin OH GO	3.000%	12/1/36	990	1,100
	Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,013
	Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,205
	East Knox Local School District GO	3.000%	11/1/56	1,100	1,185
	Elyria City School District GO	5.000%	12/1/29	505	612
	Elyria City School District GO	4.000%	12/1/51	4,535	5,013
	Elyria OH GO	4.000%	12/1/25	470	532
	Elyria OH GO	4.000%	12/1/26	640	732
	Elyria OH GO	4.000%	12/1/27	670	763
	Elyria OH GO	4.000%	12/1/28	695	791
	Elyria OH GO	4.000%	12/1/30	280	316
	Elyria OH GO	4.000%	12/1/31	225	254
	Elyria OH GO	4.000%	12/1/32	280	315
	Elyria OH GO	4.000%	12/1/33	440	494
	Elyria OH GO	4.000%	12/1/37	740	827
	Euclid City School District GO	4.750%	1/15/54	1,000	1,121
	Fairborn City School District GO	3.000%	12/1/55	7,320	7,825
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/28	150	180
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/29	130	155
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/30	100	118
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/31	110	129
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/32	125	147
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/33	150	176
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/34	175	205
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/35	175	205
[4]	Fairborn City School District Lease (Appropriation) Revenue	4.000%	12/1/37	290	338
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/40	1,000	1,073
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/45	2,000	2,113
[4]	Fairborn City School District Lease (Appropriation) Revenue	3.000%	12/1/50	2,640	2,776
	Fairfield County OH GO	2.000%	12/1/41	800	767
[4]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/45	4,210	4,436
[4]	Fairless Local School District (School Facilities Project) COP	3.000%	12/1/49	3,365	3,541
	Forest Hills Local School District GO	5.000%	12/1/46	2,000	2,228
	Franklin City School District GO	3.000%	11/1/40	400	435
	Franklin City School District GO	3.000%	11/1/57	6,180	6,444
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/32	565	670
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/38	620	725
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/39	515	601
	Franklin County Convention Facilities Authority Industrial Revenue	5.000%	12/1/51	4,000	4,576
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	200	238
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/28	500	624
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/29	530	674
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/32	135	171
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/34	100	126
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	4.000%	12/1/40	1,225	1,417
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/46	385	475
	Franklin County OH GO	5.000%	12/1/31	3,000	3,524
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	2,610	2,971

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,110	1,291
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	775	901
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	1,340	1,546
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	2,365	2,693
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	2,300	2,642
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/44	3,650	4,259
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/45	4,640	5,283
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/45	100	111
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	5,050	5,720
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	6,150	7,413
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	5,000	5,647
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	800	962
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	11/1/47	2,720	3,113
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	4,765	5,794
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	2,500	3,868
	Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	4,900	5,681
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/55	1,100	1,241
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	30	31
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.000%	7/1/22	470	485
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	245	253
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	6.125%	7/1/22	3,865	3,995
	Franklin County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,338
	Franklin County OH Sales Tax Revenue	4.000%	6/1/29	5,690	6,788
	Franklin County OH Sales Tax Revenue	4.000%	6/1/30	250	298
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,393
	Franklin County OH Sales Tax Revenue	5.000%	6/1/48	3,555	4,354
	Fremont City School District GO	5.000%	1/15/33	1,000	1,155
	Fremont City School District GO	5.000%	1/15/40	200	229
	Fremont City School District GO	4.000%	1/15/55	1,575	1,698
[4]	Gahanna-Jefferson City School District COP	3.000%	12/1/34	1,430	1,593
[5]	Gahanna-Jefferson City School District GO	3.000%	12/1/57	5,565	5,921
	Grandview Heights City School District GO	3.125%	12/1/55	245	265
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/37	1,085	1,186
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/41	2,000	2,161
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	4,975	5,324
[3,6]	Great Oaks Career Campuses Board of Education Lease (Appropriation) Revenue TOB VRDO	0.090%	12/2/21	10,015	10,015
	Greene County Vocational School District GO	5.000%	12/1/29	300	379
	Greene County Vocational School District GO	4.000%	12/1/34	700	819
	Greene County Vocational School District GO	4.000%	12/1/38	1,250	1,454
	Hamilton County OH GO	5.000%	12/1/29	2,005	2,492
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	190	207
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,360	1,478
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	1,000	1,108
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	3,250	3,585
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.125%	8/15/37	20	23
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/39	1,515	1,927
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	6,120	7,286
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/46	3,750	4,086
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.250%	8/15/47	3,135	3,553
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	3,000	3,570

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hamilton County OH Health, Hospital, Nursing Home Revenue	3.750%	8/15/50	5,565	6,217
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	2,311
	Hamilton County OH Health, Hospital, Nursing Home Revenue	4.000%	9/15/50	2,000	2,288
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	8,200	10,119
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/51	2,210	2,403
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.250%	6/1/23	1,375	1,408
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Cincinnati Children's Hospital Project)	5.000%	11/15/49	2,500	3,923
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/32	1,750	1,806
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/42	4,655	4,786
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/46	2,000	2,054
[5,7]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/27	370	343
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,235	1,481
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	2,550	3,052
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	6,520	7,448
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	860	981
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/31	1,275	1,441
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/30	200	238
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/31	190	225
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/34	425	500
[4]	Hamilton OH Wastewater System Sewer Revenue	4.000%	10/1/36	350	411
[4]	Hillsdale Local School District COP	4.000%	12/1/34	1,235	1,482
[4]	Hillsdale Local School District COP	4.000%	12/1/37	2,105	2,514
[4]	Hillsdale Local School District COP	4.000%	12/1/39	1,325	1,576
	Huber Heights City School District GO	4.000%	12/1/34	2,000	2,240
	Hudson City OH School District GO	4.000%	12/1/31	400	452
	Hudson City OH School District GO	4.000%	12/1/32	420	474
	Hudson City OH School District GO	4.000%	12/1/33	420	474
	Indian Creek Local School District GO	5.000%	11/1/55	1,845	2,192
	Indian Hill Exempted Village School District GO	2.000%	12/1/40	1,250	1,225
	Indian Hill Exempted Village School District GO	2.125%	12/1/41	1,265	1,258
	Kent City School District GO	3.000%	12/1/40	1,000	1,093
	Kent State University College & University Revenue	5.000%	5/1/29	100	127
	Kent State University College & University Revenue	5.000%	5/1/30	175	226
	Kent State University College & University Revenue	5.000%	5/1/31	175	225
	Kent State University College & University Revenue	5.000%	5/1/32	150	192
	Kent State University College & University Revenue	5.000%	5/1/33	250	320
	Kent State University College & University Revenue	5.000%	5/1/34	315	402
	Kent State University College & University Revenue	5.000%	5/1/35	350	446
	Kent State University College & University Revenue	5.000%	5/1/36	400	509
	Kent State University College & University Revenue	5.000%	5/1/37	225	286
	Kent State University College & University Revenue	5.000%	5/1/38	300	380
	Kent State University College & University Revenue	5.000%	5/1/39	300	380
	Kent State University College & University Revenue	5.000%	5/1/40	450	569
	Kent State University College & University Revenue	5.000%	5/1/45	1,300	1,621
	Kent State University College & University Revenue	5.000%	5/1/50	1,500	1,861
	Kettering City School District COP	5.000%	12/1/31	260	325
	Kettering City School District COP	4.000%	12/1/33	270	315
	Kettering City School District COP	4.000%	12/1/35	375	436
	Kettering City School District COP	3.375%	12/1/46	295	317
[5]	Kettering City School District GO	5.250%	12/1/31	1,000	1,251
	Lakeview Local School District GO	5.000%	11/1/44	1,500	1,669

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lakewood City School District GO	4.000%	11/1/30	235	275
	Lakewood City School District GO	4.000%	11/1/31	440	512
	Lakewood City School District GO	4.000%	11/1/32	245	284
	Lakewood City School District GO	4.000%	11/1/33	375	433
	Lakewood City School District GO	4.000%	11/1/34	430	495
[3]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/24	555	609
[3]	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/25	360	409
[3]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	5,000	5,667
	Liberty-Benton Local School District GO	3.000%	11/1/54	2,000	2,132
	Little Miami Local School District GO	4.000%	11/1/55	3,145	3,437
[4]	Logan Elm Local School District GO	4.000%	11/1/55	975	1,106
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	1,000	1,089
	Lorain County Port Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/23	2,500	2,723
[3,6]	Lucas County OH GO TOB VRDO	0.040%	12/1/21	13,870	13,870
[5]	Lucas County OH Health, Hospital, Nursing Home Revenue	4.125%	11/15/42	100	113
	Lucas County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	700	749
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	11,000	13,291
	Mahoning County OH Sewer Revenue	3.000%	12/1/28	100	112
	Mahoning County OH Sewer Revenue	3.000%	12/1/29	100	113
	Mahoning County OH Sewer Revenue	3.000%	12/1/30	200	228
	Mahoning County OH Sewer Revenue	3.000%	12/1/31	180	203
	Mahoning County OH Sewer Revenue	3.000%	12/1/35	800	886
	Mariemont City School District GO	4.000%	12/1/31	1,040	1,249
	Mariemont City School District GO	4.000%	12/1/32	1,265	1,515
	Mariemont City School District GO	4.000%	12/1/33	1,045	1,245
	Mariemont City School District GO	3.000%	12/1/34	555	612
[4]	Marysville OH Water System Water Revenue	4.000%	12/1/41	665	723
	Maumee OH GO	3.000%	12/1/33	1,225	1,375
	Medina County OH GO	4.000%	12/1/29	165	188
	Medina County OH GO	4.000%	12/1/31	160	181
	Medina County OH GO	3.000%	12/1/35	270	288
	Medina County OH GO	3.000%	12/1/37	500	532
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	100	126
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/45	7,615	9,316
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/49	8,735	10,650
	Miami Trace Local School District GO	5.000%	12/1/48	3,730	4,262
	Miami University College & University Revenue	5.000%	9/1/30	530	698
	Miami University College & University Revenue	5.000%	9/1/31	600	807
	Miami University College & University Revenue	5.000%	9/1/32	1,065	1,422
	Miami University College & University Revenue	5.000%	9/1/33	1,055	1,403
	Miami University College & University Revenue	5.000%	9/1/34	1,035	1,374
	Miami University College & University Revenue	5.000%	9/1/35	760	1,007
	Miami University College & University Revenue	4.000%	9/1/36	200	226
	Miami University College & University Revenue	5.000%	9/1/36	685	906
	Miami University College & University Revenue	5.000%	9/1/41	2,360	2,804
	Miami University College & University Revenue	4.000%	9/1/45	3,000	3,508
	Miami Valley Career Technology Center GO	4.000%	12/1/33	725	849
	Miami Valley Career Technology Center GO	4.000%	12/1/34	1,475	1,724
	Miami Valley Career Technology Center GO	5.000%	12/1/44	4,550	5,550
	Miamisburg City School District GO	5.000%	12/1/33	675	789
	Miamisburg City School District GO	5.000%	12/1/36	500	582
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,630	1,922
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	550	639
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/47	550	632

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Midview Local School District COP	4.000%	11/1/28	810	953
[4]	Midview Local School District COP	4.000%	11/1/29	870	1,037
	Milford Exempt Village School District GO	5.000%	12/1/35	1,100	1,260
	Milford Exempt Village School District GO	5.000%	12/1/36	1,250	1,429
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/39	1,000	1,179
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/40	2,000	2,374
	Montgomery County OH Health, Hospital Nursing Home Revenue	4.000%	8/1/46	1,500	1,756
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	130	155
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	230	287
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	500	625
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	2,000	2,488
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	300	388
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	11/15/36	1,530	1,628
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	450	535
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	425	547
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/39	270	347
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	1,960	2,119
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	1,995	2,354
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,140	2,438
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	8,275	9,370
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/51	1,700	1,803
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	800	929
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	1,925	2,241
[3]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	0.050%	12/1/21	2,000	2,000
	Montgomery County OH Health, Hospital, Nursing Home Revenue, Prere.	5.250%	11/13/23	1,855	2,019
	North Canton City School District GO	3.000%	11/1/56	4,060	4,292
	North Olmsted City School District GO	4.000%	12/1/48	190	199
	North Royalton City School District GO	4.000%	12/1/33	1,000	1,109
	North Royalton City School District GO	4.000%	12/1/34	1,500	1,661
	North Royalton City School District GO	5.000%	12/1/47	6,160	6,993
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/21	50	50
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/22	100	103
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/23	75	78
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/24	100	112
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/25	125	143
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/26	100	118
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/28	100	122
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/29	230	285
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/30	150	188

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/35	750	869
	Northeast Ohio Medical University College & University Revenue	3.000%	12/1/40	1,990	2,070
	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/42	475	475
	Northeast Ohio Medical University College & University Revenue	4.000%	12/1/45	450	509
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/34	6,775	7,980
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	2,575	2,868
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/39	2,475	2,752
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	205	228
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	12,430	13,290
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/29	785	933
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/30	865	1,029
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/34	790	924
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/35	1,390	1,625
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/36	1,495	1,745
[5]	Northeastern Local School District/Clark County GO	4.000%	12/1/55	6,750	7,650
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/30	100	120
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/31	200	240
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/32	260	311
	Northridge Local School District/Licking Knox & Del Counties GO	4.000%	10/1/33	180	215
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/34	425	471
	Northridge Local School District/Licking Knox & Del Counties GO	3.000%	10/1/35	380	419
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/37	1,250	1,327
	Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	5,245
	Ohio Auto Parking Revenue	3.125%	11/15/34	435	473
	Ohio Auto Parking Revenue	3.375%	11/15/39	2,020	2,212
	Ohio GO	5.000%	9/1/30	5,050	6,386
	Ohio GO	5.000%	5/1/34	3,840	4,407
	Ohio GO	5.000%	5/1/34	5,630	6,841
	Ohio GO	5.000%	6/15/34	5,925	7,581
	Ohio GO	5.000%	2/1/36	4,250	4,949
	Ohio GO	5.000%	5/1/36	4,960	5,678
	Ohio GO	5.000%	5/1/36	1,255	1,521
	Ohio GO	5.000%	6/15/36	2,785	3,255
	Ohio GO	5.000%	3/15/37	9,745	10,703
	Ohio GO	5.000%	3/1/39	1,585	1,903
	Ohio GO	5.000%	3/1/39	500	661
	Ohio GO, Prere.	5.000%	5/1/25	5,980	6,905
	Ohio GO, Prere.	5.000%	2/1/26	2,790	3,304
	Ohio Government Fund/Grant Revenue	5.000%	12/15/29	6,210	7,371
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/29	35	41
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/30	100	128
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	3,605	4,186
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,230	1,537
	Ohio Health, Hospital, Nursing Home Revenue	4.250%	1/15/36	450	452
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/37	1,670	1,920
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	1,900	2,182
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/39	3,000	3,456
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	2,395	2,777
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	11/15/39	1,980	2,269
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	2,200	2,564
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/41	4,655	5,364
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	3,470	4,028
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	2,000	2,318
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	1,940	2,219
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/44	250	270

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/45	850	886
	Ohio Health, Hospital, Nursing Home Revenue	3.550%	1/1/46	3,000	3,340
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	5,050	5,819
	Ohio Health, Hospital, Nursing Home Revenue	3.000%	1/15/46	2,000	2,072
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/46	225	246
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/46	830	955
	Ohio Health, Hospital, Nursing Home Revenue	2.250%	1/1/49	8,000	7,798
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	6,000	6,823
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/50	630	770
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.020%	12/1/21	2,750	2,750
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.030%	12/1/21	3,700	3,700
[3]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.050%	12/1/21	400	400
	Ohio Higher Educational Facility Commission Auto Parking Revenue	5.000%	1/15/50	2,200	2,634
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/22	385	400
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/23	360	390
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/24	1,000	1,104
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/24	500	557
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/25	1,500	1,714
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/25	955	1,098
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/26	475	561
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/27	1,000	1,136
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	105	127
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/27	980	1,185
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/28	1,140	1,409
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/29	1,015	1,278
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/30	740	927
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/30	900	1,104
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/31	200	250
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/31	2,040	2,384
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/32	1,000	1,126
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/33	130	165
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/33	1,015	1,142
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/33	3,000	3,413
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/34	875	1,111
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/34	1,510	1,875

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/35	800	1,014
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/35	150	181
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/36	250	295
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/36	2,635	2,996
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/37	250	271
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/37	595	699
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/38	425	499
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/38	620	727
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/39	930	1,089
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/40	400	432
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	5/1/40	600	701
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	2,500	2,992
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	2/1/41	680	794
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/41	4,000	4,635
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	2/1/42	640	687
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	1,070	1,198
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/42	500	603
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	3,000	3,327
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/44	1,350	1,523
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	11/1/44	1,980	2,249
[2]	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	12/1/44	3,090	3,689
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/44	2,000	2,264
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/47	6,900	7,844
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/48	4,000	4,824
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	10/1/49	2,900	3,252
[8]	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	5.250%	12/1/26	3,520	4,300
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/38	1,225	1,500
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/45	950	1,155
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/32	800	1,009

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	680	857
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/33	135	178
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/34	115	151
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/35	120	157
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/36	720	790
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	3.000%	11/1/37	720	788
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/38	300	359
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/39	300	358
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	4.000%	11/1/40	500	595
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,299
Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,831
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	1,505	1,781
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	12/1/28	200	248
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	3/1/39	2,895	3,362
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	3.750%	12/1/39	500	535
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/40	1,000	1,237
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	7/1/44	1,875	2,175
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/45	1,000	1,135
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/50	4,000	4,517
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	115	123
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/30	300	363
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/31	550	664
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/32	275	331
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/37	6,155	6,554
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	4.000%	7/1/47	3,375	3,775
Ohio Higher Educational Facility Commission College & University Revenue (Oberlin College Project)	5.000%	10/1/25	890	961
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,626
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,701
Ohio Higher Educational Facility Commission College & University Revenue (University Findlay Project)	5.000%	3/1/44	2,890	3,317

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/30	1,000	1,108
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,000	1,115
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	375	421
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	390	438
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	405	453
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	420	468
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	440	489
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,105
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,360	1,583
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/45	1,325	1,534
[2]	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,500	1,704
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	3,600	4,159
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/1/21	3,000	3,000
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.040%	12/1/21	3,600	3,600
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	9/1/51	1,740	1,706
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (First-Time Homebuyer Program)	3.000%	3/1/50	2,945	3,080
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/29	1,655	2,058
	Ohio Lease (Appropriation) Revenue	5.000%	2/1/30	555	647
	Ohio Lease (Appropriation) Revenue	5.000%	4/1/30	1,740	2,164
	Ohio Lease (Appropriation) Revenue (Improvement Fund Projects)	5.000%	12/1/29	1,120	1,385
	Ohio Lease (Appropriation) Revenue VRDO	0.050%	12/1/21	6,700	6,700
	Ohio Special Obligation Revenue	5.000%	10/1/30	1,790	2,255
	Ohio Special Obligation Revenue	5.000%	12/1/31	4,065	4,858
	Ohio Special Obligation Revenue	5.000%	4/1/32	1,405	1,825
	Ohio Special Obligation Revenue	5.000%	4/1/33	1,000	1,297
	Ohio Special Obligation Revenue	5.000%	4/1/36	2,045	2,454
	Ohio Special Obligation Revenue (Administrative Building Fund Project)	5.000%	4/1/32	890	1,186
	Ohio State University College & University Revenue	5.000%	12/1/34	1,000	1,348
	Ohio State University College & University Revenue	5.000%	12/1/35	1,000	1,346
	Ohio State University College & University Revenue	5.000%	12/1/36	1,000	1,343
	Ohio State University College & University Revenue	4.000%	12/1/37	1,000	1,227
	Ohio State University College & University Revenue	5.000%	6/1/38	8,495	9,035
	Ohio State University College & University Revenue	4.000%	12/1/38	1,000	1,224
	Ohio State University College & University Revenue	4.000%	12/1/39	1,000	1,222
	Ohio State University College & University Revenue	5.000%	12/1/39	5,250	5,892
	Ohio State University College & University Revenue	4.000%	12/1/40	4,000	4,877
	Ohio State University College & University Revenue	4.000%	12/1/41	1,000	1,216
	Ohio State University College & University Revenue	4.000%	12/1/42	1,000	1,213
	Ohio State University College & University Revenue	4.000%	6/1/43	24,700	25,838
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,420

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University College & University Revenue	4.000%	12/1/48	6,000	7,195
	Ohio State University College & University Revenue	2.500%	12/1/51	3,450	3,452
	Ohio State University College & University Revenue VRDO	0.050%	12/1/21	8,400	8,400
	Ohio State University College & University Revenue VRDO	0.060%	12/3/21	1,400	1,400
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	6,000	6,977
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	6,000	7,374
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	495	608
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	1,825	1,328
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	7,720	5,443
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	9,480	6,475
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	4,050	4,282
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	2,500	1,597
	Ohio Turnpike & Infrastructure Commission Highway Revenue (Infrastructure Projects)	4.000%	2/15/37	1,210	1,404
[9]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	500	628
	Ohio University College & University Revenue	5.000%	12/1/44	1,605	1,901
	Ohio University College & University Revenue	5.000%	12/1/45	5,000	5,912
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,793
	Ohio Water Development Authority Lease Revenue	4.000%	12/1/33	6,000	6,860
	Ohio Water Development Authority Lease Revenue	4.000%	6/1/36	3,000	3,378
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/37	2,570	3,077
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/38	4,625	5,971
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/35	2,680	3,478
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/36	9,470	12,271
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	710	916
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	5,010	6,160
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/30	280	328
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/31	1,130	1,384
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	2,295	3,020
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/36	2,465	3,214
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	4,915	6,384
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	6,170	7,999
	Ohio Water Development Authority Water Revenue	5.000%	6/1/32	350	472
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	250	337
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	500	673
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	750	1,009
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	500	672
	Ohio Water Development Authority Water Revenue	5.000%	12/1/34	500	671
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	1,000	1,337
	Ohio Water Development Authority Water Revenue	5.000%	12/1/36	450	601
	Ohio Water Development Authority Water Revenue	5.000%	12/1/37	5,595	7,449
	Olentangy Local School District GO	4.000%	12/1/33	1,300	1,510
	Olentangy Local School District GO	4.000%	12/1/34	500	580
	Olmsted Falls City School District GO	5.000%	12/1/42	100	112
	Perry Local School District GO	3.000%	11/1/55	5,000	5,324
[4]	Perry Local School District/Lake County COP	3.000%	12/1/34	675	726

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Perry Local School District/Lake County COP	3.000%	12/1/36	1,205	1,288
[4]	Perry Local School District/Lake County COP	3.000%	12/1/38	1,215	1,294
	Polaris Career Center COP	5.000%	11/1/36	410	473
	Reynoldsburg OH GO	3.550%	12/1/42	640	703
	Reynoldsburg OH GO	3.600%	12/1/48	670	730
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	220	280
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	335	413
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/49	4,430	5,427
	Rossford Exempted Village School District GO	4.000%	12/1/53	2,180	2,432
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/29	1,400	1,682
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/30	1,450	1,749
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/31	1,510	1,816
[4]	Sharonville OH Special Obligation Revenue	4.000%	12/1/32	1,565	1,878
[4]	Southeast Local School District/Wayne County COP	4.000%	12/1/36	350	421
[4]	Southeast Local School District/Wayne County COP	4.000%	12/1/37	350	420
	Southwest Licking Local School District GO	4.000%	11/1/34	500	574
	Southwest Local School District/Hamilton County GO	5.000%	1/15/30	1,295	1,593
	Southwest Local School District/Hamilton County GO	4.000%	1/15/43	3,000	3,415
	Southwest Local School District/Hamilton County GO	4.000%	1/15/55	2,850	3,211
	South-Western City School District GO	3.000%	12/1/33	250	277
	South-Western City School District GO	3.000%	12/1/34	75	83
	South-Western City School District GO	3.000%	12/1/35	145	160
	Streetsboro City School District GO	4.000%	12/1/45	375	434
	Streetsboro City School District GO	4.000%	12/1/49	1,865	2,149
	Tallmadge City School District GO	5.000%	10/1/41	1,000	1,114
	Toledo OH Water System Water Revenue	5.000%	11/15/37	3,125	3,715
	Toledo OH Water System Water Revenue	5.000%	11/15/37	5,040	6,575
	Toledo OH Water System Water Revenue	5.000%	11/15/38	4,000	4,246
	Toledo-Lucas County Port Authority Auto Parking Revenue	4.000%	1/1/57	2,000	2,169
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/34	1,000	1,071
	Toledo-Lucas County Port Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	950	1,011
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/29	365	431
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/30	375	441
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/31	530	621
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/32	400	468
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	4.000%	12/1/33	435	508
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/34	315	337
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/35	450	481
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/36	850	908
[4]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	1,395	1,453
	Union County OH GO	5.000%	12/1/27	215	263
	Union County OH GO	5.000%	12/1/37	950	1,141
	Union County OH GO	5.000%	12/1/38	615	737
	Union County OH GO	5.000%	12/1/47	2,585	3,052
	University of Akron College & University Revenue	5.000%	1/1/26	1,800	2,109
	University of Akron College & University Revenue	5.000%	1/1/28	15	16

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Akron College & University Revenue	5.000%	1/1/30	10	11
	University of Akron College & University Revenue	5.000%	1/1/30	530	682
	University of Akron College & University Revenue	5.000%	1/1/33	2,975	3,233
	University of Cincinnati College & University Revenue	3.500%	6/1/32	1,230	1,308
	University of Cincinnati College & University Revenue	4.000%	6/1/34	895	959
	University of Cincinnati College & University Revenue	4.000%	6/1/35	1,000	1,202
	University of Cincinnati College & University Revenue	5.000%	6/1/36	180	223
	University of Cincinnati College & University Revenue	3.000%	6/1/39	4,530	4,911
	University of Cincinnati College & University Revenue	5.000%	6/1/46	3,800	4,469
	University of Cincinnati College & University Revenue	5.000%	6/1/47	5,510	6,679
	University of Toledo College & University Revenue	5.000%	6/1/25	600	687
	University of Toledo College & University Revenue	5.000%	6/1/26	100	118
	University of Toledo College & University Revenue	5.000%	6/1/27	100	121
	University of Toledo College & University Revenue	5.000%	6/1/29	1,250	1,498
	University of Toledo College & University Revenue	5.000%	6/1/30	1,230	1,558
	Upper Arlington City School District GO	4.000%	12/1/35	1,795	2,079
	Upper Arlington City School District GO	4.000%	12/1/36	1,850	2,141
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/33	175	210
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/34	150	180
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/36	320	382
	Upper Arlington OH Nontax Special Obligation Revenue	4.000%	12/1/51	3,000	3,499
	Valley View Local School District GO	3.000%	11/1/51	1,225	1,303
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	350	387
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	225	263
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	830	1,027
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	145	159
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	800	1,005
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	949
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,070	1,335
	Warren County OH Health, Hospital, Nursing Home Revenue	5.750%	7/1/33	600	650
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,153
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,000	1,149
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	500	572
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,045	1,135
	Warren County OH Health, Hospital, Nursing Home Revenue	5.500%	7/1/39	1,225	1,322
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	30	32
	Warren County OH Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	2,210	2,498
[4]	Warrensville Heights City School District GO	5.000%	12/1/28	90	102
[4]	Warrensville Heights City School District GO	5.000%	12/1/29	105	118
[4]	Warrensville Heights City School District GO	5.000%	12/1/30	85	96
[4]	Warrensville Heights City School District GO	5.000%	12/1/31	155	175
[4]	Warrensville Heights City School District GO	5.000%	12/1/32	145	163
[4]	Warrensville Heights City School District GO	5.000%	12/1/33	95	107
[4]	Warrensville Heights City School District GO	5.000%	12/1/34	115	129
[4]	Warrensville Heights City School District GO	5.000%	12/1/44	275	308
	West Carrollton City School District GO	3.000%	12/1/39	1,125	1,208
	West Carrollton City School District GO	4.000%	12/1/56	1,580	1,774
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/36	475	576
	Westerville City School District (School Facilities Project) COP	5.000%	12/1/41	3,855	4,619
	Westfall Local School District GO	4.000%	12/1/31	100	122
	Westfall Local School District GO	4.000%	12/1/33	200	243
	Westfall Local School District GO	4.000%	12/1/36	250	303
	Westfall Local School District GO	4.000%	12/1/38	220	265
	Westlake City School District GO	4.000%	12/1/35	915	1,044
	Westlake City School District GO	4.000%	12/1/36	950	1,082

Ohio Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westlake City School District GO	4.000%	12/1/37	995	1,132
	Westlake City School District GO	4.000%	12/1/49	4,965	5,576
	Westlake OH Special Obligation Revenue, Prere.	5.000%	12/1/24	1,350	1,536
	Westlake OH Special Obligation Revenue, Prere.	5.000%	12/1/24	1,395	1,587
	Wickliffe City School District GO	3.000%	12/1/39	400	433
	Wickliffe City School District GO	3.000%	12/1/40	215	232
	Wickliffe City School District GO	4.000%	12/1/50	3,080	3,585
	Winton Woods City School District GO	0.000%	11/1/29	885	782
	Winton Woods City School District GO	0.000%	11/1/30	1,005	865
	Winton Woods City School District GO	0.000%	11/1/31	1,020	856
	Winton Woods City School District GO	0.000%	11/1/32	1,140	934
	Worthington City School District GO	3.750%	12/1/48	2,790	3,161
[2,4]	Wright State University College & University Revenue	5.000%	5/1/28	570	701
[2,4]	Wright State University College & University Revenue	5.000%	5/1/29	595	747
[2,4]	Wright State University College & University Revenue	5.000%	5/1/30	240	307
[4]	Wright State University College & University Revenue	5.000%	5/1/31	840	1,101
[2,4]	Wright State University College & University Revenue	5.000%	5/1/31	245	318
[2,4]	Wright State University College & University Revenue	5.000%	5/1/32	265	350
	Wynford Local School District GO	3.750%	11/1/54	425	461
[5]	Youngstown State University College & University Revenue	4.000%	12/15/30	250	309
[5]	Youngstown State University College & University Revenue	4.000%	12/15/31	1,160	1,440
[5]	Youngstown State University College & University Revenue	4.000%	12/15/32	1,250	1,547
[5]	Youngstown State University College & University Revenue	3.000%	12/15/33	3,045	3,442
					1,742,663
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	205	232
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	239	229
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	895	818
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,127	973
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	70	56
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,813	4,271
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	493	552
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	30	34
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	90	102
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	275	92

Ohio Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,470	1,684
				8,811
Total Tax-Exempt Municipal Bonds (Cost $1,653,807)				1,751,706
Total Investments (100.5%) (Cost $1,653,807)				1,751,706
Other Assets and Liabilities—Net (-0.5%)				(9,464)
Net Assets (100%)				1,742,242
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $115,000 have been segregated as initial margin for open futures contracts.
2	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $26,546,000, representing 1.5% of net assets.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Step bond.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2022	144	17,481	137

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2022	(24)	(4,813)	(158)
				(21)

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $1,653,807)	1,751,706
Investment in Vanguard	56
Cash	14
Receivables for Investment Securities Sold	307
Receivables for Accrued Income	21,278
Receivables for Capital Shares Issued	1,126
Other Assets	30
Total Assets	1,774,517
Liabilities
Payables for Investment Securities Purchased	29,915
Payables for Capital Shares Redeemed	1,234
Payables for Distributions	971
Payables to Vanguard	92
Variation Margin Payable—Futures Contracts	63
Total Liabilities	32,275
Net Assets	1,742,242
At November 30, 2021, net assets consisted of:

Paid-in Capital	1,631,464
Total Distributable Earnings (Loss)	110,778
Net Assets	1,742,242

Net Assets
Applicable to 131,862,859 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,742,242
Net Asset Value Per Share	$13.21

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2021
($000)
Investment Income
Income
Interest	42,872
Total Income	42,872
Expenses
The Vanguard Group—Note B
Investment Advisory Services	154
Management and Administrative	1,865
Marketing and Distribution	109
Custodian Fees	9
Auditing Fees	30
Shareholders’ Reports	17
Trustees’ Fees and Expenses	1
Total Expenses	2,185
Net Investment Income	40,687
Realized Net Gain (Loss)
Investment Securities Sold	14,409
Futures Contracts	(347)
Realized Net Gain (Loss)	14,062
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(11,813)
Futures Contracts	(74)
Change in Unrealized Appreciation (Depreciation)	(11,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,862

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	40,687	40,215
Realized Net Gain (Loss)	14,062	13,207
Change in Unrealized Appreciation (Depreciation)	(11,887)	38,218
Net Increase (Decrease) in Net Assets Resulting from Operations	42,862	91,640
Distributions
Total Distributions	(52,499)	(49,967)
Capital Share Transactions
Issued	300,102	294,041
Issued in Lieu of Cash Distributions	38,791	36,205
Redeemed	(170,554)	(197,452)
Net Increase (Decrease) from Capital Share Transactions	168,339	132,794
Total Increase (Decrease)	158,702	174,467
Net Assets
Beginning of Period	1,583,540	1,409,073
End of Period	1,742,242	1,583,540

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.29	$12.89	$12.19	$12.56	$12.23
Investment Operations
Net Investment Income[1]	.320	.355	.387	.402	.401
Net Realized and Unrealized Gain (Loss) on Investments	.018	.488	.730	(.304)	.385
Total from Investment Operations	.338	.843	1.117	.098	.786
Distributions
Dividends from Net Investment Income	(.320)	(.354)	(.387)	(.402)	(.401)
Distributions from Realized Capital Gains	(.098)	(.089)	(.030)	(.066)	(.055)
Total Distributions	(.418)	(.443)	(.417)	(.468)	(.456)
Net Asset Value, End of Period	$13.21	$13.29	$12.89	$12.19	$12.56
Total Return[2]	2.59%	6.68%	9.28%	0.79%	6.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,742	$1,584	$1,409	$1,168	$1,195
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.13%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.73%	3.05%	3.26%	3.20%
Portfolio Turnover Rate	43%	30%	26%	39%	34%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2021, the fund’s average investments in long and short futures contracts represented 2% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally

Ohio Long-Term Tax-Exempt Fund
three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Ohio Long-Term Tax-Exempt Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2021, the fund had contributed to Vanguard capital in the amount of $56,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	1,751,706	—	1,751,706
Derivative Financial Instruments
Assets
Futures Contracts[1]	137	—	—	137
Liabilities
Futures Contracts[1]	158	—	—	158
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	873
Total Distributable Earnings (Loss)	(873)

Ohio Long-Term Tax-Exempt Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the inclusion of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,983
Undistributed Tax-Exempt Income	973
Undistributed Long-Term Gains	10,567
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	97,226
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	40,611	40,095
Ordinary Income*	2,205	3,540
Long-Term Capital Gains	9,683	6,332
Total	52,499	49,967
*	Includes short-term capital gains, if any.
As of November 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,654,480
Gross Unrealized Appreciation	98,375
Gross Unrealized Depreciation	(1,149)
Net Unrealized Appreciation (Depreciation)	97,226
E.	During the year ended November 30, 2021, the fund purchased $915,859,000 of investment securities and sold $724,513,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2021, such purchases were $149,581,000 and sales were $160,300,000,

Ohio Long-Term Tax-Exempt Fund
resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2021 Shares (000)	2020 Shares (000)

Issued	22,655	22,592
Issued in Lieu of Cash Distributions	2,934	2,788
Redeemed	(12,909)	(15,508)
Net Increase (Decrease) in Shares Outstanding	12,680	9,872
G.	Management has determined that no events or transactions occurred subsequent to November 30, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Ohio Tax-Free Funds and Shareholders of Vanguard Ohio Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Ohio Long-Term Tax-Exempt Fund (the "Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2022
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Ohio Long-Term Tax-Exempt Fund
This information for the fiscal year ended November 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $10,364,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg OH Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Ohio Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Ohio Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Ohio Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg OH Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Ohio Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Ohio Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg OH Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Ohio Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Ohio Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the Ohio Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG OH MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE OHIO LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG OH MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG OH MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE OHIO LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG OH MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2022 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2022, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 217 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal (2002–2006), the advisory board of the University of California, Berkeley School of
Engineering (2020–present), and the advisory board of Santa Clara University’s Leavey School of Business (2018–present).
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the
Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q960 012022

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2021: $30,000
Fiscal Year Ended November 30, 2020: $32,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2021: $11,244,694
Fiscal Year Ended November 30, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2021: $2,955,181
Fiscal Year Ended November 30, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended November 30, 2021: $2,047,574
Fiscal Year Ended November 30, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended November 30, 2021: $280,000
Fiscal Year Ended November 30, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2021: $2,327,574
Fiscal Year Ended November 30, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)    Code of Ethics filed herewith.

(a)(2)    Certifications filed herewith.

(b)        Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 21, 2022

VANGUARD OHIO TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 21, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.